Derecognition of financial assets - Summary of Carrying Amount and Fair Value of Transferred Assets Did Not Qualify for Derecognition (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	$ 296,253	$ 309,232
Carrying amount of associated liabilities	295,970	309,036
Fair value of transferred assets	296,343	309,524
Fair value of associated liabilities	296,274	310,188
Fair value of net position	69	(664)
Canadian residential mortgage loans [member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	34,052	35,001
Carrying amount of associated liabilities	33,769	34,805
Fair value of transferred assets	34,142	35,293
Fair value of associated liabilities	34,073	35,957
Fair value of net position	69	(664)
Securities Sold Under Repurchase Agreements [member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	252,920	267,361
Carrying amount of associated liabilities	252,920	267,361
Fair value of transferred assets	252,920	267,361
Fair value of associated liabilities	252,920	267,361
Securities Loaned [Member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	9,281	6,870
Carrying amount of associated liabilities	9,281	6,870
Fair value of transferred assets	9,281	6,870
Fair value of associated liabilities	$ 9,281	$ 6,870